Analysis of changes in financing during the year (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance	£ 43,824	£ 43,556
Net cash flows from financing activities	(2,601)	90	£ (2,570)
Balance	41,803	43,824	43,556
Share capital, share premium, paid-in equity and merger reserve
Balance	18,239	17,246	17,134
Ordinary shares issued			17
Cancellation of treasury shares	(698)
Issue of paid in equity	(937)	2,218
Net cash flows from financing activities	937	2,218	17
Paid in equity reclassified to subordinated liabilities	(2,046)	(1,277)
Balance	16,519	18,239	17,246
Share capital, share premium, paid-in equity and merger reserve | Employee share schemes
Ordinary shares issued	£ 87	£ 52	£ 95